Leases (Details) - Schedule of Financial Position Shows the Following Amounts Relating to Leases - AUD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Amounts Relating to Leases [Abstract]
Right-of-use assets	$ 207,087	$ 115,971	$ 65,495
Lease liabilities
Current	107,177	57,632	27,746
Non-current	103,207	59,857	37,903
Total	$ 210,384	$ 117,489	$ 65,649